Equity - Components of Equity (Details)	12 Months Ended
Dec. 31, 2025 kr / shares shares
Equity [abstract]
Number of shares issued (in shares) | shares	3,990,000
Par value (in SEK per share) | kr / shares	kr 1,000
Proposed dividend, percentage of period profit	40.00%
Dividend policy, minimum percentage of profit	20.00%
Dividend policy, maximum percentage of profit	40.00%